22. Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Details Narrative
Authorized capital	R$ 15,000,000	R$ 15,000,000
Minimum mandatory dividend per share and per ADS	R$ .87539	R$ 1.0240	R$ .1863
Additional proposed dividends	R$ 105,543	R$ 123,557	R$ 22,527
Withholding income tax recognized in current liabilities	52,004	60,838
Interest on capital balance payable	598,612	700,034
Interest on capital balance payable declared	598,336	699,936
Interest on capital balance payable witheld income tax	276	98
Investment reserve	6,939,296	R$ 5,249,830
Reallocation of retained earnings to investment reserve account	1,689,466
Subscribed and paid-in-capital		683,509,869	683,509,869
Surplus minimum mandatory	62,719
Dividends	R$ 703,879	R$ 823,493
Dividend per common share	R$ 1.0298	R$ 1.2048